Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2026
Notes Litigation Regulatory And Similar Matters [Line Items]
Provisions for litigation, regulatory and similar matters, by business division and in Group Items
Provisions for litigation, regulatory and similar matters, by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-
core and
Legacy
2
Group Items UBS AG
Balance as of 31 December 2025 317 16 0 283 1,302 191 2,109
Increase in provisions recognized in the income statement 41 7 0 4 272 2 326
Release of provisions recognized in the income statement (48) (6) 0 (1) (5) 0 (61)
Provisions used in conformity with designated purpose (106) 0 0 (7) (262) (76) (451)
Foreign currency translation and other movements (1) 0 0 (6) 19 0 12
Balance as of 30 June 2026 203 15 0 274 1,326 118 1,935
1 Provisions, if any, for the matters
described in items 1 and 7 of this Note are recorded in Global Wealth
Management. Provisions, if any, for
the matters described in items 3, 4, 5 and 6 of this Note are recorded in
Non-core and Legacy. Provisions, if any, for the matters
described in item 2 of this Note are allocated between the Investment Bank, Non-core and Legacy, and Group Items.
2 Includes a provision for the estimated
costs of UBS’s ongoing obligations with the US Department of Justice as described in this Note.